FINANCIAL INSTRUMENTS (Foreign Currency Risk Management) (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 NOK (kr)	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Debt amount	$ 900,000,000		$ 1,000,000,000.0
Designated as Hedging Instrument | Cross Currency Interest Rate Contract due September 2023
Derivative [Line Items]
Debt amount	76,800,000	kr 600,000,000
Designated as Hedging Instrument | Cross Currency Interest Rate Contract due September 2023
Derivative [Line Items]
Debt amount	11,300,000	100,000,000
Designated as Hedging Instrument | Cross Currency Interest Rate Contract due June 2024
Derivative [Line Items]
Debt amount	80,500,000	700,000,000
Designated as Hedging Instrument | Cross Currency Interest Rate Contract due January 2025
Derivative [Line Items]
Debt amount	$ 67,500,000	kr 600,000,000